Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Deferred Compensation	Common Stock Held By Deferred Compensation Trust	Accumulated Other Comprehensive Loss
Balance, shares at Dec. 31, 2020		5,787,504
Balance, amount at Dec. 31, 2020	$ 139,899	$ 56,871	$ 77,628	$ 1,796	$ (1,796)	$ 5,400
Common stock repurchase, shares		(127,597)
Common stock repurchase, amount	(3,605)	$ (3,605)	0	0	0	0
Cash dividends declared on common stock ($0.66 per share)	(3,793)	$ 0	(3,793)	0	0	0
Restricted stock units exercised, shares		1,662
Restricted stock units exercised, amount	39	$ 39	0	0	0	0
Equity incentive plan, net	0	0	0	196	(196)	0
Net earnings	15,133	0	15,133	0	0	0
Change in accumulated other comprehensive income (loss), net of tax	(5,304)	$ 0	0	0	0	(5,304)
Balance, shares at Dec. 31, 2021		5,661,569
Balance, amount at Dec. 31, 2021	142,369	$ 53,305	88,968	1,992	(1,992)	96
Common stock repurchase, shares		(26,200)
Common stock repurchase, amount	(710)	$ (710)	0	0	0	0
Cash dividends declared on common stock ($0.66 per share)	(4,935)	$ 0	(4,935)	0	0	0
Restricted stock units exercised, shares		1,461
Restricted stock units exercised, amount	41	$ 41	0	0	0	0
Equity incentive plan, net	0	0	0	189	(189)	0
Net earnings	16,123	0	16,123	0	0	0
Change in accumulated other comprehensive income (loss), net of tax	(47,693)	$ 0	0	0	0	(47,693)
Balance, shares at Dec. 31, 2022		5,636,830
Balance, amount at Dec. 31, 2022	105,195	$ 52,636	100,156	2,181	(2,181)	(47,597)
Common stock repurchase, shares		(102,522)
Common stock repurchase, amount	(1,997)	$ (1,997)	0	0	0	0
Cash dividends declared on common stock ($0.66 per share)	(5,108)	$ 0	(5,108)	0	0	0
Restricted stock units exercised, shares		191
Restricted stock units exercised, amount	6	$ 6	0	0	0	0
Equity incentive plan, net	0	0	0	(271)	271	0
Net earnings	15,546	0	15,546	0	0	0
Change in accumulated other comprehensive income (loss), net of tax	8,232	0	0	0	0	8,232
Adoption of new accounting standard, net of tax	(838)	0	(838)	0	0	0
Excise tax on stock repurchase	(20)	$ (20)	0	0	0	0
Balance, shares at Dec. 31, 2023		5,534,499
Balance, amount at Dec. 31, 2023	$ 121,016	$ 50,625	$ 109,756	$ 1,910	$ (1,910)	$ (39,365)